SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin M. Wilson
Title:      Treasurer/CIO
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON              AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         101
                                                -----------
Form 13F Information Table Value Total:         145313
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER
* 3M CO COM                              88579Y101     1810     31465     31465      0        0       0        0        31465
* ABBOTT LABS COM                        002824100     1284     24050     24050      0        0       0        0        24050
* ACCENTURE LTD BERMUDA CL A             G1150G111      774     23600     23600      0        0       0        0        23600
* ADVANCED MICRO DEVICES INC COM         007903107       22     10000     10000      0        0       0        0        10000
* AFLAC INC COM                          001055102      574     12525     12525      0        0       0        0        12525
* AGL RES INC COM                        001204106     2567     81876     81876      0        0       0        0        81876
* AMERICAN EXPRESS CO COM                025816109     1194     64367     64367      0        0       0        0        64367
* AT&T INC COM                           00206R102     1220     42824     42824      0        0       0        0        42824
* BANK OF AMERICA CORPORATION COM        060505104     1796    127543    127543      0        0       0        0       127543
* BARRICK GOLD CORP COM                  067901108      978     26600     26600      0        0       0        0        26600
* BHP BILLITON LTD SPONSORED ADR         088606108     1950     45450     45450      0        0       0        0        45450
* BRISTOL MYERS SQUIBB CO COM            110122108      216      9310      9310      0        0       0        0         9310
* BROWN FORMAN CORP CL B                 115637209     2714     52700     52700      0        0       0        0        52700
* CARNIVAL CORP PAIRED CTF               143658300      564     23200     23200      0        0       0        0        23200
* CHATTEM INC COM                        162456107     2282     31900     31900      0        0       0        0        31900
* CHESAPEAKE ENERGY CORP COM             165167107      188     11600     11600      0        0       0        0        11600
* CHEVRON CORP NEW COM                   166764100      595      8050      8050      0        0       0        0         8050
* CHURCH & DWIGHT INC COM                171340102     6863    122300    122300      0        0       0        0       122300
* CISCO SYS INC COM                      17275R102      849     52085     52085      0        0       0        0        52085
* CITIGROUP INC COM                      172967101      109     16238     16238      0        0       0        0        16238
* CLARCOR INC COM                        179895107     1559     47000     47000      0        0       0        0        47000
* COCA COLA CO COM                       191216100     9201    203248    203248      0        0       0        0       203248
* COHU INC COM                           192576106      365     30000     30000      0        0       0        0        30000
* CONOCOPHILLIPS COM                     20825C104     4781     92298     92298      0        0       0        0        92298
* COUSINS PPTYS INC COM                  222795106      806     58200     58200      0        0       0        0        58200
* DEERE & CO COM                         244199105     1175     30650     30650      0        0       0        0        30650
* DISNEY WALT CO COM DISNEY              254687106     1255     55290     55290      0        0       0        0        55290
* DOVER CORP COM                         260003108      272      8270      8270      0        0       0        0         8270
* DU PONT E I DE NEMOURS & CO COM        263534109      459     18140     18140      0        0       0        0        18140
* DUKE ENERGY CORP NEW COM               26441C105      547     36440     36440      0        0       0        0        36440
* DUKE REALTY CORP COM NEW               264411505      370     33800     33800      0        0       0        0        33800
* EMERSON ELEC CO COM                    291011104      322      8800      8800      0        0       0        0         8800
* EQUITY RESIDENTIAL SH BEN INT          29476L107     1421     47660     47660      0        0       0        0        47660
* EXELON CORP COM                        30161N101      200      3600      3600      0        0       0        0         3600
* EXXON MOBIL CORP COM                   30231G102     9716    121706    121706      0        0       0        0       121706
* FEDEX CORP COM                         31428X106     3183     49616     49616      0        0       0        0        49616
* FPL GROUP INC COM                      302571104      278      5526      5526      0        0       0        0         5526
* GENERAL DYNAMICS CORP COM              369550108     2856     49600     49600      0        0       0        0        49600
* GENERAL ELECTRIC CO COM                369604103     2754    170027    170027      0        0       0        0       170027
* GENUINE PARTS CO COM                   372460105      208      5500      5500      0        0       0        0         5500
* GOOGLE INC CL A                        38259P508      232       754       754      0        0       0        0          754
* HCP INC COM                            40414L109      596     21474     21474      0        0       0        0        21474
* HERSHEY CO COM                         427866108      820     23610     23610      0        0       0        0        23610
* HOME DEPOT INC COM                     437076102      539     23422     23422      0        0       0        0        23422
* HONEYWELL INTL INC COM                 438516106      824     25100     25100      0        0       0        0        25100
* IDEXX LABS INC COM                     45168D104      953     26400     26400      0        0       0        0        26400
* INTEL CORP COM                         458140100      161     11000     11000      0        0       0        0        11000
* INTERNATIONAL BUSINESS MACHS COM       459200101     3467     41191     41191      0        0       0        0        41191
* INTERNATIONAL GAME TECHNOLOG COM       459902102      853     71750     71750      0        0       0        0        71750
* ISHARES TR DJ US INDEX FD              464287846     2522     57209     57209      0        0       0        0        57209
* JOHNSON & JOHNSON COM                  478160104     8707    145521    145521      0        0       0        0       145521
* JOHNSON CTLS INC COM                   478366107      272     15000     15000      0        0       0        0        15000
* JPMORGAN & CHASE & CO COM              46625H100      234      7420      7420      0        0       0        0         7420
* KIMBERLY CLARK CORP COM                494368103      597     11312     11312      0        0       0        0        11312
* MEDCO HEALTH SOLUTIONS INC COM         58405U102     2735     65260     65260      0        0       0        0        65260
* MEDICAL PPTYS TRUST INC COM            58463J304      137     21750     21750      0        0       0        0        21750
* MERCK & CO INC COM                     589331107     1858     61110     61110      0        0       0        0        61110
* MICROSOFT CORP COM                     594918104     3778    194360    194360      0        0       0        0       194360
* NEWMONT MINING CORP COM                651639106     1392     34200     34200      0        0       0        0        34200
* NOVELL INC COM                         670006105      447    115000    115000      0        0       0        0       115000
* PAYCHEX INC COM                        704326107     2174     82716     82716      0        0       0        0        82716
* PEABODY ENERGY CORP COM                704549104     1417     62300     62300      0        0       0        0        62300
* PEPSICO INC COM                        713448108     1784     32564     32564      0        0       0        0        32564
* PFIZER INC COM                         717081103      394     22220     22220      0        0       0        0        22220
* PHILIP MORRIS INTL INC COM             718172109     1198     27525     27525      0        0       0        0        27525
* POTASH CORP SASK INC COM               73755L107      242      3300      3300      0        0       0        0         3300
* POWERSHARES ETF TRUST DYNA BUYBK ACH   73935X286      221     13800     13800      0        0       0        0        13800
* POWERSHARES ETF TRUST WATER RESOURCE   73935X575     1020     70900     70900      0        0       0        0        70900
* PRICE T ROWE GROUP INC COM             74144T108     6187    174585    174585      0        0       0        0       174585
* PROCTER & GAMBLE CO COM                742718109     4988     80683     80683      0        0       0        0        80683
* REGIONS FINANCIAL CORP NEW COM         7591EP100      292     36696     36696      0        0       0        0        36696
* RIO TINTO PLC SPONSORED ADR            767204100      342      3850      3850      0        0       0        0         3850
* ROYAL DUTCH SHELL PLC SPONS ADR A      780259206     1808     34148     34148      0        0       0        0        34148
* SCANA CORP NEW COM                     80589M102      208      5846      5846      0        0       0        0         5846
* SCHLUMBERGER LTD COM                   806857108      364      8600      8600      0        0       0        0         8600
* SCHWAB CHARLES CORP NEW COM            808513105     2297    142080    142080      0        0       0        0       142080
* SELECT SECTOR SPDR TR SBI INT-ENERGY   81369Y506     1280     26800     26800      0        0       0        0        26800
* SELECT SECTOR SPDR TR SBI INT-TECH     81369Y803     1003     65100     65100      0        0       0        0        65100
* SHAW GROUP INC COM                     820280105      498     24350     24350      0        0       0        0        24350
* SOUTHERN CO COM                        842587107      692     18705     18705      0        0       0        0        18705
* SPDR TR UNIT SER 1                     78462F103      758      8403      8403      0        0       0        0         8403
* ST JOE CO COM                          790148100      725     29800     29800      0        0       0        0        29800
* STERICYCLE INC COM                     858912108     1328     25500     25500      0        0       0        0        25500
* SUNTRUST BKS INC COM                   867914103      629     21300     21300      0        0       0        0        21300
* TERADYNE INC COM                       880770102       42     10000     10000      0        0       0        0        10000
* TEVA PHARMACEUTICAL INDS LTD ADR       881624209      358      8420      8420      0        0       0        0         8420
* UNITED TECHNOLOGIES CORP COM           913017109      890     16600     16600      0        0       0        0        16600
* VEOLIA ENVIRONNEMENT SPONSORED ADR     92334N103      593     18700     18700      0        0       0        0        18700
* VERIZON COMMUNICATIONS INC COM         92343V104      212      6244      6244      0        0       0        0         6244
* WACHOVIA CORP NEW COM                  929903102      168     30268     30268      0        0       0        0        30268
* WASTE MGMT INC DEL COM                 94106L109      570     17200     17200      0        0       0        0        17200
* WATTS WATER TECHNOLOGIES INC CL A      942749102      405     16200     16200      0        0       0        0        16200
* ZIMMER HLDGS INC COM                   98956P102     1850     45770     45770      0        0       0        0        45770
BERKSHIRE HATHAWAY INC DEL CL B          084670207     4207      1309      1309      0        0       0        0         1309
COGDELL SPENCER INC COM                  19238U107       95     10200     10200      0        0       0        0        10200
CONSOLIDATED WATER CO INC ORD            G23773107      213     17000     17000      0        0       0        0        17000
CROSS TIMBERS RTY TR TR UNIT             22757R109      586     21025     21025      0        0       0        0        21025
FIDELITY SOUTHERN CORP NEW COM           316394105       38     10612     10612      0        0       0        0        10612
PIMCO CORPORATE OPP FD COM               72201B101      804     76841     76841      0        0       0        0        76841
TEXAS PAC LD TR SUB CTF PROP I T         882610108      547     23700     23700      0        0       0        0        23700
TIB FINL CORP COM                        872449103      485    109203    109203      0        0       0        0       109203